UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Dryden Core Investment Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2007

Date of reporting period:	4/30/2006

Item 1.	Schedule of Investments

Dryden Core Investment Fund/Taxable Money Market Series

Schedule of Investments

as of April 30, 2006 (Unaudited)

Principal Amount (000)	Description	Value
	Certificates of Deposit 25.4%
	Bank of New York
$200,000	4.55%, 10/27/06	$200,000,000
	Bank of Nova Scotia
122,500	4.805%, 10/31/06	122,498,498
	Barclay Bank PLC
245,000	4.772%, 7/5/06(b)	244,992,234
160,000	4.841%, 5/16/06(b)	159,998,688
150,000	4.893%, 12/22/06(d)	149,981,654
	BNP Paribas NY
63,000	4.775%, 3/6/07	62,988,131
	Citibank N.A.
285,000	4.66%, 5/5/06	285,000,000
	First Tennessee Bank N.A.
50,000	5.02%, 6/27/06	50,000,000
	Fortis Bank NV S.A.
140,000	4.30%, 9/28/06	140,000,000
	HBOS Treasury Services PLC
50,000	4.50%, 10/16/06	50,000,000
95,000	5.315%, 4/27/07	95,000,000
	National City Bank
150,000	4.89%, 10/12/06	150,030,772
	Royal Bank of Scotland PLC
100,000	4.30%, 9/28/06	100,000,000
	Skandinaviska Enskilda Banken AB
175,000	4.905%, 2/1/07	175,006,391
	Societe Generale
210,000	4.50%, 10/13/06	210,000,000
270,000	4.80%, 5/10/06	270,000,336
150,000	4.81%, 10/30/06	150,000,000
	State Street Bank and Trust Co.
75,000	5.02%, 1/16/07	74,998,511
	Suntrust Banks, Inc.
211,000	4.691%, 5/12/06(b)	210,999,477
400,000	4.799%, 2/9/07(b)	399,969,499
100,000	4.86%, 8/14/06(b)	100,000,000
	Toronto Dominion Bank
100,000	4.022%, 8/7/06	100,000,000
25,000	4.19%, 9/22/06	25,000,000
175,000	4.225%, 9/26/06	175,000,000
	Wells Fargo Bank N.A.
100,000	4.01%, 7/21/06	100,000,000
200,000	4.84%, 5/9/06	200,000,000
110,000	4.87%, 5/10/06	110,000,000

		4,111,464,191

	Commercial Paper 36.3%
	Alcoa Inc.
161,455	4.90%, 5/1/06(d)	161,455,000
	Amsterdam Funding Corp., 144A
30,000	4.77%, 5/5/06(d)	29,984,100
100,000	4.84%, 5/15/06(d)	99,811,778
170,000	4.87%, 5/22/06(d)	169,517,058
25,000	4.89%, 5/26/06(d)	24,915,104
75,000	4.90%, 5/12/06(d)	74,887,708
	Barton Capital Corp. 144A
42,217	4.76%, 5/3/06(d)	42,205,836
	BASF AG, 144A
100,000	4.77%, 5/10/06(d)	99,880,750
123,752	4.77%, 5/9/06(d)	123,620,823
	BMW US Capital Corp., 144A
41,113	4.84%, 5/1/06(d)	41,113,000
	Cafco LLC, 144A
40,000	4.83%, 8/28/06(d)	39,361,367
75,000	4.98%, 6/21/06(d)	74,470,875
	Ciesco LP, 144A
142,000	4.94%, 6/15/06(d)	141,125,963
	Citigroup Funding, Inc.
146,212	4.77%, 5/8/06(d)	146,076,388
204,000	4.79%, 5/9/06(d)	203,783,493
34,000	4.94%, 6/20/06(d)	33,766,722
	Countrywide Financial Corp.
100,000	4.80%, 5/1/06(d)	100,000,000
75,000	4.81%, 5/8/06(c)(d)	74,929,854
	Edison Asset Securitization LLC, 144A
105,000	4.77%, 5/10/06(d)	104,874,788
	Falcon Asset Securities Corp., 144A
26,858	4.84%, 5/15/06(d)	26,807,447
77,600	4.88%, 5/23/06(d)	77,368,580
148,532	4.90%, 5/24/06(d)	148,066,757
226,898	4.90%, 5/22/06(d)	226,250,189
	FCAR Owner Trust Series 1
91,130	4.94%, 5/22/06(d)	90,867,394
	General Electric Capital Corp.
50,000	4.77%, 5/10/06(d)	49,940,375
	Goldman Sachs Group, Inc., 144A
200,000	4.67%, 8/7/06	200,000,000
	Greenwich Capital Holdings, Inc.
50,000	4.809%, 5/5/06	50,000,000
87,000	4.812%, 5/11/06	87,000,000
75,000	4.96%, 11/30/06	75,000,000
	ING America Insurance Holdings, Inc.
50,000	4.895%, 6/29/06(d)	49,598,882
20,000	4.93%, 6/30/06(d)	19,835,667
	Intesa Funding LLC
300,000	4.92%, 5/26/06(d)	298,975,000
	Long Lane Master Trust, 144A
165,000	4.78%, 5/1/06(d)	165,000,000
	Morgan Stanley
100,000	4.86%, 5/10/06(d)	99,878,500
	Nayla Funding LLC, 144A
170,000	4.75%, 5/15/06(d)	169,685,972

	Norddeutsche Landesbank, 144A
36,000	4.78%, 5/2/06(d)	35,995,220
	Old Line Funding Corp., 144A
60,593	4.78%, 5/10/06(d)	60,520,591
75,734	4.795%, 5/15/06(d)	75,592,777
	Park Granada LLC, 144A
107,371	4.80%, 5/8/06(d)	107,270,787
	Preferred Receivable Funding, 144A
31,219	4.77%, 5/9/06(d)	31,185,908
61,413	4.78%, 5/4/06(d)	61,388,537
100,000	4.84%, 5/15/06(d)	99,811,778
70,759	4.88%, 5/23/06(d)	70,547,981
	Prudential PLC, 144A
39,000	4.775%, 6/7/06(d)	38,808,602
	Sanofi-Aventis, 144A
40,399	4.75%, 5/10/06(d)	40,351,077
	Schlumberger Ltd., 144A
65,000	4.80%, 5/8/06(d)	64,939,333
	Sheffield Receivables, 144A
295,000	4.77%, 5/1/06(d)	295,000,000
100,000	4.88%, 5/18/06(d)	99,769,556
50,000	4.91%, 5/24/06(d)	49,843,153
97,000	4.96%, 5/25/06(d)	96,679,253
	Skandinaviska Enskilda Banken AB, 144A
50,000	4.97%, 11/29/06(d)	49,998,559
125,000	4.97%, 11/27/06(d)	124,996,430
	Swiss Refinancial Production, 144A
50,000	4.34%, 5/2/06(d)	49,993,972
40,000	4.82%, 11/10/06(d)	38,966,378
	Toyota Motor Credit Corp.
100,000	4.78%, 5/3/06(d)	99,973,444
	Triple A-1 Funding., 144A
32,000	4.77%, 5/8/06(d)	31,970,320
	Tulip Funding Corp., 144A
34,613	4.79%, 5/2/06(d)	34,608,395
53,000	4.93%, 7/10/06(d)	52,491,936
90,000	4.955%, 5/26/06(d)	89,690,313
200,000	4.97%, 5/30/06(d)	199,199,278
63,000	4.99%, 5/31/06(d)	62,738,608
	Windmill Funding Corp., 144A
21,454	4.77%, 5/4/06(d)	21,445,472
120,245	4.90%, 5/11/06(d)	120,081,333
50,000	4.90%, 6/1/06(d)	49,789,028

		5,873,703,389

	Loan Participations 2.3%
	Cargill Global Fund PLC
60,000	4.80%, 5/12/06(c)	60,000,000
35,000	4.82%, 5/15/06(c)	35,000,000
20,000	4.82%, 5/10/06(c)	20,000,000
	Cargill Inc.
90,000	4.80%, 5/11/06(c)	90,000,000
50,000	4.82%, 5/10/06(c)	50,000,000
40,000	4.82%, 5/15/06(c)	40,000,000
85,000	4.83%, 5/10/06(c)	85,000,000

		380,000,000

	Municipal Bonds 0.3%
	Massachusetts St. Health & Educational, Harvard University
29,465	4.87%, 7/1/29(b)	29,465,000
	New York City N.Y. HDC Related Westport Dev.
13,000	4.86%, 6/15/34(b)	13,000,000

		42,465,000

	Other Corporate Obligations 28.5%
	American Express Credit Corp. M.T.N.
129,000	4.93%, 5/4/07(b)	129,022,522
	Citigroup, Inc.
84,830	4.895%, 5/19/06(b)	84,836,169
34,000	5.50%, 8/9/06(b)	34,083,811
	General Electric Capital Corp.
19,000	4.96%, 3/9/07(b) M.T.N.	19,020,402
10,000	5.06%, 9/18/06(b)	10,005,855
	General Electric Capital Assurance
111,000	4.949%, 5/9/07(b)	111,000,000
25,000	5.001%, 5/17/07(b) M.T.N.	25,000,000
22,000	5.03%, 7/24/06(b)(c)	22,000,000
125,000	5.03%, 8/15/06(b)(c)	125,000,000
	Goldman Sachs Group, Inc.
80,000	4.84%, 5/11/07(b) M.T.N.	80,097,953
30,000	4.866%, 8/1/06(b) M.T.N.	30,005,545
160,000	5.03%, 6/23/06(c)	160,000,000
38,325	5.06%, 3/30/07(b) M.T.N.	38,365,424
89,220	5.162%, 1/9/07(b) M.T.N.	89,313,741
	HBOS Treasury Services M.T.N., 144A
50,000	4.819%, 4/9/07	49,997,742
	HSBC Finance Corp. M.T.N.
324,000	4.827%, 5/4/07(b)	324,000,000
50,000	5.16%, 10/27/06	50,017,057
	HSBC USA, Inc. M.T.N.
100,000	4.881%, 5/15/07(b)	100,000,000
	Irish Life and Permanent PLC M.T.N.,144A
218,000	4.949%, 5/21/07(b)(d)	217,989,772
	J.P. Morgan Chase M.T.N.
57,500	4.872%, 6/2/06(b)	57,504,140
	Merrill Lynch & Co., Inc. M.T.N.
170,000	4.889%, 5/3/07(b)	170,000,000
49,725	4.925%, 2/27/07(b)	49,782,413
184,000	5.052%, 5/11/07(b)	184,000,000
146,625	5.232%, 1/26/07(b)	146,785,204
	Metropolitan Life Insurance Co.
50,000	4.75%, 2/1/07(b)(c)	50,000,000
102,000	4.896%, 10/2/06(b)(c)	102,000,000
	Morgan Stanley
144,000	4.846%, 5/3/07(b) M.T.N.	144,000,000
200,000	4.889%, 5/3/07(b) M.T.N.	200,000,000
19,000	4.931%, 5/11/07(b)	19,012,336
177,000	5.059%, 5/25/07(b) M.T.N.	177,000,000
	National City Bank of Cleveland M.T.N.
40,000	4.812%, 9/2/06(b)	40,002,471

54,000	4.94%, 9/29/06(b)	53,994,144
50,000	4.97%, 7/26/06(b)	50,004,549
	National City Bank of Indiana M.T.N.
60,000	4.935%, 6/28/06(b)	59,999,725
100,000	4.949%, 1/25/07(b)	100,020,464
	Nationwide Building Society, 144A
50,000	5.025%, 4/27/07(b)(d)	50,029,979
	Nordea Bank AB, 144A
160,000	4.829%, 5/8/07(b)	160,000,000
195,000	4.832%, 5/11/07(b)	195,000,000
	Paccar Financial Corp. M.T.N.
35,000	4.75%, 6/5/06(b)	34,998,153
90,000	4.988%, 1/16/07(b)	89,962,411
	Pacific Life Insurance Co.
36,000	5.037%, 4/13/07(b)(c)	36,000,000
	Skandinaviska Enskilda Banken AB, 144A
180,000	4.891%, 5/16/07	180,000,000
	Travelers Insurance Co.
50,000	4.87%, 2/23/07(b)(c)	50,000,000
84,000	4.922%, 7/7/06(b)(c)	84,000,000
	Wells Fargo & Co.
340,000	4.786%, 5/3/07(b)	340,000,000
	Westpac Banking Corp. M.T.N.
89,000	4.93%, 4/11/07(b)	89,000,517

		4,612,852,499

	Time Deposits 2.8%
	Societe Generale
75,000	4.83%, 5/1/06(c)	75,000,000
	State Street Bank and Trust Co.
380,156	4.85%, 5/1/06(c)	380,156,000

		455,156,000

	U.S. Government Agencies 2.0%
	Federal Home Loan Bank
24,235	2.875%, 8/15/06	24,153,138
10,000	2.875%, 5/23/06	9,993,356
23,840	3.75%, 6/30/06	23,829,771
	Federal National Mortgage Association
36,000	4.10%, 8/22/06	35,998,960
200,000	4.72%, 9/7/06(b)	199,948,112
30,000	5.25%, 6/15/06	30,043,896

		323,967,233

	Repurchase Agreements (e) 2.1%
	Bank of America Securities
80,000	4.79% dated 4/12/06 due 5/10/06, in the amount of $80,000,000; repurchase price is $80,298,044. The value of collateral including accrued interest is $81,600,001.	80,000,000
	Barclays Capital, Inc.
102,251	4.79% dated 04/28/06 due 5/1/06, in the amount of $ 102,251,000; repurchase price $102,291,815. The value of collateral including accrued interest is $104,296,567.	102,251,000
	Greenwich Capital Markets
152,799	4.79% dated 04/28/06 due 5/1/06, in the amount of $152,799,000; repurchase price $152,859,992. The value of collateral including accrued interest is $155,855,035.	152,799,000

		335,050,000

Total Investments 99.7% (amortized cost $16,134,658,312)(a)	16,134,658,312

Other assets in excess of liabilities 0.3%	53,026,453

Net Assets 100.0%	$16,187,684,765

144A—Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
(b)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c)	Indicates a security that has been deemed illiquid.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Repurchase agreements are collateralized by U.S Treasury or Federal agency obligations.

The following abbreviations are used in the portfolio descriptions:

LLC     —Limited Liability Company.

M.T.N.—Medium Term Note.

N.A.    —National Association (National Bank).

DRYDEN CORE INVESTMENT FUND/ SHORT TERM BOND SERIES

Portfolio of Investments

as of April 30, 2006 (Unaudited)

Description	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 84.4%

ASSET BACKED SECURITIES 58.3%
Ace Securities Corp. Home Equity Loan, Ser. 2002-HE1, Class M1(a)	Aa2	5.61%	10/25/06	$1,048	$1,059,765
Ace Securities Corp. Home Equity Loan, Ser. 2005-HE2, Class M2(a)	Aa2	5.41	4/25/09	2,000	2,007,338
American Express Credit Account Master, Ser. 2003-2 Class B(a)	A1	5.27	10/15/10	10,000	10,053,878
Ameriquest Mortgage Securities Inc., Ser. 2003-6, Class AF4(a)	Aaa	4.33	1/25/09	2,200	2,147,440
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC9, Class M1(a)	Aa2	5.92	2/25/07	2,997	3,007,415
CDC Mortgage Capital Trust Home Equity Loan, Ser. 2002-HE2, Class M2(a)	A2	6.46	8/25/06	1,355	1,358,212
Centex Home Equity, Home Equity Loan, Ser. 2005-B, Class M1(a)	Aa1	5.36	4/25/10	3,000	3,007,836
Chase Credit Card Master Trust, Ser. 2003-3, Class B(a)	A2	5.25	7/15/08	9,800	9,851,195
Citibank Credit Card Issuance Trust, Ser. 2001-C1, Class C1(a)	Baa2	6.15	1/15/08	4,410	4,472,584
Citibank Credit Card Issuance Trust, Ser. 2002-C3, Class C3(a)	Baa2	6.05	12/17/07	4,000	4,051,614
Citigroup Mortgage Loan Trust Inc., Home Equity Loan, Ser. 2006-HE1, Class M2(a)	Aa2	5.30	1/25/36	2,500	2,500,915
Countrywide Asset-Based Certificates, Home Equity Loan, Ser. 2005-13, Class MV2(a)	Aa2	5.28	4/25/36	9,900	9,949,302
Countrywide Home Equity Loan Trust, Ser. 2005-I, Class 2A(a)	Aaa	5.13	2/15/36	8,957	8,963,946
Countrywide Home Equity Loan Trust, Ser. 2006-B, Class 2A(a)	Aaa	4.86	8/15/31	12,000	11,998,441
Discover Card Master Trust I Credit Card, Ser. 2003-4, Class B1(a)	A2	5.23	5/15/11	2,515	2,528,604
Discover Card Master Trust I Credit Card, Ser. 2003-4, Class B2(a)	A2	5.33	5/15/13	3,000	3,024,704
Discover Card Master Trust I Credit Card, Ser. 2004-1, Class B(a)	A2	5.08	4/16/10	6,000	5,999,557
Fieldstone Mortgage Investment Corp., Home Equity Loan, Ser. 2005-2, Class 2A3(a)	Aaa	5.33	12/25/35	2,608	2,614,723
Fieldstone Mortgage Investment Corp., Home Equity Loan, Ser. 2006-1, Class M2(a)	Aa2	5.34	5/25/10	3,289	3,289,000
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2005-FFH4, Class M4(a)	Aa3	5.61	12/25/35	3,500	3,521,422
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2005-FF2, Class M3(a)	Aa3	5.44	1/25/14	6,000	6,030,284

First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2006-FFH1, Class M2, 144A(a)	Aa2	5.36	1/25/36	2,000	2,004,677
First USA Credit Card Master Trust, Ser. 1997-8, Class B(a)	A1	5.26	5/17/10	1,550	1,555,974
GE Corporate Aircraft Financing, Ser. 2005-1, Class A3(a)	Aaa	5.22	8/26/19	12,500	12,500,000
GE Capital Credit Card Master Note Trust, Ser. 2005-3, Class B(a)	A2	5.20	6/15/13	4,000	4,024,837
GE Capital Credit Card Master Note Trust, Credit Card, Ser. 2004-1, Class B(a)	A2	5.20	6/15/10	1,900	1,903,982
GE Capital Credit Card Master Note Trust, Home Equity Loan, Ser. 2004-2, Class B(a)	A2	5.16	9/15/07	7,800	7,812,169
GMAC Mortgage Corp. Loan Trust, Home Equity Loan, Ser. 2004-HE4, Class A2(a)	Aaa	5.15	3/25/35	10,000	10,022,765
GMAC Mortgage Corp. Loan Trust, Home Equity Loan, Ser. 2005-HE3, Class A2(a)	Aaa	5.11	2/25/36	7,775	7,779,945
GSAMP Trust Home Equity Loan, Ser. 2005- AHL2, Class A1B(a)	Aaa	5.27	12/25/35	4,685	4,685,942
GSAMP Trust Home Equity Loan, Ser. 2005- HE6, Class M2(a)	Aa2	5.41	6/25/11	4,500	4,516,019
GSAMP Trust Home Equity Loan, Ser. 2005-HE6, Class A2B(a)	Aaa	5.15	2/25/08	6,500	6,503,255
GSAMP Trust Home Equity Loan, Ser. 2005-WMC3, Class A2B(a)	Aaa	5.20	12/25/35	11,000	11,015,353
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-4, Class M1	Aa2	5.96	10/25/06	2,051	2,052,721
Ixis Real Estate Capital Trust, Home Equity Loan, Ser. 2006-HE1, Class A4(a)	Aaa	5.26	3/25/10	3,000	3,001,496
JP Morgan Mortgage Acquisition Corp., Home Equity Loan, Ser. 2005-FLD1, Class A2(a)	Aaa	5.22	9/25/07	3,000	3,006,371
Marlin Leasing Receivables LLC, Ser. 2003-1A, Class A, 144A(a)	A2	2.90	5/15/08	1,228	1,218,836
Marlin Leasing Receivables LLC, Equipment, Ser. 2004-1A, Class A4, 144A(a)	Aaa	5.20	5/15/11	10,000	10,017,600
MBNA Credit Card Master Note, Credit Card, Ser. 2001-C1, Class C1(a)	Baa2	5.95	5/15/06	10,000	10,001,126
Mellon Bank Home Equity Loan Trust, Home Equity Loan, Ser. 2001-1, Class A(a)	Aaa	5.16	3/20/27	1,752	1,752,794
Morgan Stanley ABS Capital I, Ser. 2002-NC6, Class M1(a)	Aa2	5.96	2/25/07	2,499	2,514,032
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-HE1, Class M2(a)	A2	6.26	2/25/07	1,633	1,649,296
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M1(a)	Aa2	5.90	2/25/07	2,487	2,494,258
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2003-NC3, Class M1(a)	Aa2	5.86	5/25/07	2,449	2,459,018
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-AM3, Class M2(a)	A2	6.96	4/25/07	4,440	4,469,691
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M2(a)	A2	6.56	10/25/06	2,798	2,810,240
Morgan Stanley Home Equity Loan, Ser. 2005-2, Class M1(a)	Aa1	5.37	6/25/09	4,366	4,388,011
National City Credit Card Master Trust, Credit Card, Ser. 2006-1, Class B(a)	A2	4.95	3/15/11	6,000	6,004,532

National City Credit Card Master Trust, Credit Card, Ser.2006-1, Class C(a)	Baa2	5.08	3/15/11	5,000	5,003,759
National Collegiate Student Loan Trust, Ser. 2006-1, Class A2(a)	Aaa	4.96	8/25/23	5,000	4,999,900
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-5, Class M2(a)	Aa2	5.38	11/25/11	8,000	8,033,695
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-5, Class M3(a)	Aa3	5.40	12/25/35	2,000	2,010,501
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2006-B, Class A3(a)	Aaa	5.24	12/25/11	3,000	3,000,000
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2005-B Class M1(a)	Aa1	5.44	8/25/35	4,552	4,577,863
Quest Trust, Home Equity Loan, Ser. 2006-X1, Class A2(a)	Aaa	5.15	6/25/09	10,000	10,000,000
Residential Asset Mortgage Products, Home Equity Loan, Ser. 2005-RZ2, Class AI3(a)	Aaa	5.23	5/25/35	5,000	5,009,118
Residential Asset Securities Corp., Home Equity Loan, Ser. 2003-KS7, Class AIIB(a)	Aaa	5.28	9/25/33	2,353	2,355,394
Residential Asset Securities Corp., Home Equity Loan, Ser. 2005-EMX5, Class A3(a)	Aaa	5.29	6/25/11	4,200	4,202,463
Residential Asset Securities Corp, Home Equity Loan, Ser. 2006-KS3, Class M2(a)	Aa2	5.30	4/25/12	4,500	4,499,746
Residential Funding Mortgage Securities, Home Equity Loan, Ser. 2005-HS2, Class AII(a)	Aaa	5.14	12/25/35	8,115	8,117,025
Sky Financial Medical Loan Securitization, Ser. 2001-A, Class A2, 144A	Aaa	6.95	12/15/11	5,588	5,668,093
Specialty Underwriting & Residential Finance, Home Equity Loan, Ser. 2005- BC4, Class A2C(a)	Aaa	5.31	10/25/10	4,000	4,008,048
Structured Asset Securities Corp., Home Equity Loan, Ser. 2005-WF4, Class M2(a)	Aa2	5.39	10/25/16	3,500	3,514,153
SVO TimeShare Mortgage Corp., Ser. 2001-AA, Class A	Aaa	5.47	10/20/13	1,613	1,609,283
Tal Advantage, LLC 2006-1 A	Aaa	5.05	4/20/21	10,000	10,000,000

Total asset backed (cost $319,888,882)					320,212,156

COMMERCIAL MORTGAGE BACKED SECURITIES 5.1%
Bank of America Large Loan, Ser. 2006-LAQ, Class A1, 144A(a)	Aaa	5.08	2/09/21	11,000	11,003,438
Bank of America Large Loan, Ser. 2005-MIB1, Class A1	Aaa	5.05	8/15/07	4,102	4,101,126
Commercial Mortgage Pass Through Cert., Ser 2006-CNL2, Class A2FL	NR	5.05	2/05/19	3,000	2,999,844
JP Morgan Chase Commercial Mortgage, Ser. 2006-FL1A, Class A1A(a)	Aaa	4.99	2/15/20	9,973	9,972,177

Total commercial mortgage backed (cost $28,075,232)					28,076,585

CORPORATE BONDS 19.4%

Auto Parts & Equipment 1.3%
ERAC USA Finance Co., Notes, 144A(a)	Baal	5.40	4/30/09	7,000	7,001,155

Banking 3.0%
BBVA US Senior SA Uniper, 144A	Aa2	5.15	4/17/09	10,000	9,995,100
Citigroup, Inc., Notes(a)	Aa1	5.01	6/09/09	2,070	2,075,098
J.P. Morgan Chase & Co., Notes, M.T.N.(a)	Aa3	4.87	11/30/07	4,000	4,004,372

					16,074,570

Brokerage 0.9%
Goldman Sachs, M.T.N.(a)	Aa3	5.36	3/28/08	5,000	5,026,225

Diversified Financial Services 2.0%
Caterpillar Financial Services, Notes, M.T.N.	A2	4.95	3/10/09	5,000	4,999,030
Merrill Lynch & Co., Sr. Unsec’d. Notes, M.T.N.	Aa3	5.22	1/30/09	6,000	6,001,020

					11,000,050

Health Care Services 2.9%
Lincoln National Corp., Unsec’d. Notes	A3	5.12	4/06/09	10,000	9,993,700
United Health Group., Unsec’d. Notes	A2	4.92	3/02/09	6,000	6,000,810

					15,994,510

Non-Captive Finance 3.7%
Citigroup Inc., Notes(a)	A2	5.08	12/19/08	5,000	5,002,850
General Electric Capital Corp., M.T.N.(a)	Aaa	4.83	2/02/09	8,300	8,322,584
HSBC Finance Corp., Notes, M.T.N. (a)	Aa3	4.98	12/05/08	3,000	3,006,465
SLM Corp., Notes, M.T.N.(a)	A2	5.30	1/26/09	4,000	4,011,276

					20,343,175

Oil & Gas Equipment & Services 1.8%
Conocophil AU, Gtd. Notes	A1	5.13	4/09/09	10,000	10,004,071

Technology - Software/Services 2.0%
Cisco Systems Inc., Notes	A1	4.85	2/20/09	6,000	6,005,682
Oracle Corp., Notes, 144A(a)	A3	5.28	1/13/09	5,000	4,988,145

					10,993,827

Wireless 1.8%
Vodafone Group PLC(a)	A2	5.02	6/29/07	10,000	10,001,150

Total corporate bonds (cost $106,422,598)					106,438,733

U.S. GOVERNMENT AGENCY OBLIGATIONS 1.6%
Federal National Mortgage Association, Ser. 2006-5, Class 3A1 (cost $8,686,878)	Aaa	5.02	11/25/24	8,687	8,666,430

Total long-term investments (cost $463,073,590)					463,393,904

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value
SHORT-TERM INVESTMENTS 16.9%

CERTIFICATES OF DEPOSIT 0.9%
Washington Mutual Bank (cost $4,998,801)	A2	5.10	4/18/08	5,000	4,998,505

COMMERCIAL PAPER 4.3%(b)
Alcoa, Inc.	P-1	5.00	6/21/06	3,330	3,305,950
Daimler Chrysler, AG	P-2	4.82	5/01/06	10,000	9,998,662
ERAC USA Finance Co., 144A	P-2	4.83	5/11/06	7,120	7,109,492
Wellpoint, Inc., 144A	P-2	4.83	5/10/06	3,389	3,384,453

Total commercial paper (cost $23,801,768)					23,798,557

CORPORATE BONDS 10.5%

Auto Parts & Equipment 0.2%
ERAC USA Finance Co., Notes, 144A	Baa1	6.63	5/15/06	1,225	1,225,441

Brokerage 0.9%
Morgan Stanley, Notes, 144A(a)	Aa3	5.19	1/12/07	5,000	5,003,975

Capital Goods 0.7%
Eaton Corp.	A2	8.00	8/15/06	2,400	2,417,354
John Deere Cap. Corp., Ser. M.T.N.(a)	A3	4.86	8/24/06	1,225	1,225,323

					3,642,677

Diversified Financial Services 1.3%
Countrywide Financial Corp., M.T.N.	A3	4.96	9/13/06	4,000	3,999,288
Countrywide Financial Corp., M.T.N.	A3	4.92	12/05/06	3,000	2,999,568

					6,998,856

Electric Utilities 1.8%
Baltimore Gas & Electric, First Ref. Mtg.	A2	4.82	9/01/06	5,000	4,999,100
Dominion Resources, Inc., Sr. Notes	Baa2	3.66	11/15/06	5,000	4,953,750

					9,952,850

Food 1.8%
General Mills, Inc.	Baa2	6.45	10/15/06	5,000	5,024,930
Kraft Foods, Inc., Notes	A3	4.63	11/01/06	5,000	4,983,155

					10,008,085

Health Care Services 0.9%
Wellpoint Health Network, Inc., Notes	Baa1	6.38	6/15/06	5,000	5,007,330

Instrument - Controls 1.1%
Johnson Controls, Inc.	Baa1	5.00	11/15/06	6,000	5,980,218

Telecommunications - Cellular 0.9%
Verizon Wireless, Notes	A3	5.38	12/15/06	5,000	5,002,530

Transportation 0.9%
FedEx Corp., Notes	Baa2	2.65	4/01/07	5,000	4,870,085

Total corporate bonds (cost $57,776,787)					57,692,047

LOAN PARTICIPATIONS 1.2%
Florida Power & Light Co.(c)		4.97	5/12/06	6,162	6,162,000
Simon Property Group, Inc.(c)		5.03	5/23/06	150	150,000

Total loan participations (cost $6,312,000)					6,312,000

Total short-term investments (cost $92,889,356)					92,801,109

Total Investments 101.3% (cost $555,962,946)(d)					556,195,013

Liabilities in excess of other assets (1.3)%					(6,870,825)

Net Assets 100.0%					$549,324,188

The following abbreviations are used in the portfolio descriptions:

LLC     – Limited Liability Company

M.T.N. – Medium Term Note

NR       – No Moody’s or Standard & Poor’s rating available.

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

*	The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.
(a)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at period end.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security that has been deemed illiquid.
(d)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Money Market Series values portfolio securities at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Directors. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Director’s approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Short-term securities which mature in more than sixty days are valued at current market quotations. Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United State financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 — Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Dryden Core Investment Fund

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs Secretary of the Fund

Date    June 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice President and Principal Executive Officer

Date    June 27, 2006

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres Treasurer and Principal Financial Officer

Date    June 27, 2006

*	Print the name and title of each signing officer under his or her signature.